Summary of significant accounting policies - Derivative liabilities (Details)	Mar. 31, 2023 shares
Public Warrants
Summary of significant accounting policies
Number of outstanding warrants	8,625,000
Private Placement Warrants
Summary of significant accounting policies
Number of outstanding warrants	2,966,664
Earnout Shares
Summary of significant accounting policies
Number of outstanding warrants	21,491,695